SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH AUGUST 2003

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

08-01    GF     2000     5.4600       6.60	       Weeden & Co.
08-04   " "     8000     5.4500       6.59              " "
08-05   " "     5000     5.4482       6.61		  " "
08-06   " "     8000     5.4500       6.61		  " "
08-07   " "     5000     5.3100       6.62              " "
08-08   " "     8000     5.4025       6.66              " "
08-11   " "     8000     5.4360       6.66              " "
08-12   " "     8000     5.4738       6.67              " "
08-13   " "     6400     5.4902       6.79              " "
08-14   " "     8000     5.5786       6.79              " "
08-18   " "     4000     5.5600       6.79              " "
08-19   " "     8000     5.5153       6.79              " "
08-20   " "     2000     5.5185       6.78              " "
08-21   " "     6000     5.5785       6.83              " "
08-22   " "     8000     5.5411       6.80              " "
08-25   " "     5000     5.5688       6.77              " "
08-26   " "     9000     5.5600       6.70              " "
08-27   " "     9000     5.5916       6.74              " "
08-28   " "     7000     5.6557       6.82              " "
08-29   " "     9000     5.7500       6.94              " "


The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          9/2/03